Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shareholders' capital
Crescent Point has an unlimited number of common shares authorized for issuance.

	2018		2017
	Number of shares	Amount ($ millions)	Number of shares	Amount ($ millions)
Common shares, beginning of year	545,794,384	16,745.7	541,742,592	16,656.1
Issued on redemption of restricted shares (1)	4,357,177	57.3	4,051,792	89.6
Common shares, end of year	550,151,561	16,803.0	545,794,384	16,745.7
Cumulative share issue costs, net of tax	—	(256.1)	—	(256.1)
Total shareholders’ capital, end of year	550,151,561	16,546.9	545,794,384	16,489.6

(1)	The amount of shares issued on redemption of restricted shares is net of employee withholding taxes.